Ordinary shares (Details) $ / shares in Units, $ in Millions		1 Months Ended	12 Months Ended
	Oct. 02, 2018 shares	Oct. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2020 Vote shares	Dec. 31, 2018 shares	Dec. 31, 2019 shares
Ordinary shares
Authorized ordinary shares (in shares)			15,000,000,000
Ordinary shares designated			1,000,000,000
IPO | Ordinary shares
Ordinary shares
Number of shares issued during the period	217,500,000
Class A
Ordinary shares
Number of votes entitled per share | Vote			1
Authorized ordinary shares (in shares)			13,750,000,000		13,750,000,000
Class A | Ordinary shares
Ordinary shares
Number of shares issued during the period				217,500,000
Conversion of preferred shares into Class A ordinary shares upon IPO (in shares) (Note 13)		2,079,938,011		2,079,938,011
Class A | IPO
Ordinary shares
Number of shares issued during the period		217,500,000
Shares issued, price per share | $ / shares		$ 0.24
Proceeds from issuance of common stock | $		$ 45.1
Class B
Ordinary shares
Number of votes entitled per share | Vote			25
Authorized ordinary shares (in shares)			250,000,000		250,000,000